Taxation	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Taxation
11.	Taxation
a)	Income tax expense (in thousands)

	2017	2018	2019
Current tax:
Corporate tax	$805	$2,208	$15,676
Prior year adjustments	132	(50)	(1,652)
Total current tax	937	2,158	14,024
Total deferred tax	(767)	-	(12,862)
Income tax expense	$170	$2,158	$1,162

b)	Reconciliation of income tax expense to tax payable

The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profit of the consolidated entities as follows (in thousands):

	2017	2018	2019
Loss before tax	$(112,105)	$(153,417)	$(372,526)
Tax at the UK tax rate of 19.00% (2018: 19.00%, 2017: 19.25%)	(21,580)	(29,149)	(70,780)
Tax effects of:
Sundry temporary differences	(599)	-	-
Sundry permanent differences	1,965	4,355	1,895
Entertaining	27	37	29
Loss utilisation	(85)	(334)	(1,126)
Share based payment	1,518	3,195	8,123
R&D and Investment Tax Credit	-	-	(1,826)
Release of deferred tax liabilities on acquisition	-	-	(12,853)
Deferred tax on timing differences	-	-	(9)
Taxes paid overseas and rate difference	(144)	(599)	3,853
Foreign exchange rate differences	192	(6)	-
Prior year adjustments	132	(50)	(1,652)
Unrecognized deferred tax asset arising from timing differences relating to:
Share based payment	2,204	(7,522)	13,305
Non-current assets	463	361	1,624
Accrued bonus and other expenses	-	-	(215)
Losses carried forward	16,077	31,870	60,794
Income tax expense	$170	$2,158	$1,162

The Finance Act 2015 reduced the main rate of UK Corporation Tax, “CT” from 20% to 19% for the 2017 tax year, with the rate set at 19% for the 2018 and 2019 tax years. The Group has used a tax rate of 19.00% for the 2019 financial year. The Finance Act 2016 has set the CT rate for the 2020 tax year as 17%. In November 2019, the Prime Minister announced that he intended to cancel the future reduction in corporate tax rate from 19% to 17%. This announcement does not constitute substantive enactment and therefore unrecognized deferred taxes at the balance sheet date continue to be tracked at the enacted tax rate of 17%. However, it is possible that the corporation tax rate remains at 19% after 1 April 2020.

There is no income tax relating to the components presented within other comprehensive loss.